LAZARD ACTIVE ETF TRUST (“LAE”)	THE LAZARD FUNDS, INC. (“LFI”)
Lazard US High Yield ETF	Lazard US High Yield Portfolio

Supplement to Current Prospectus

Effective immediately, the following replaces the “Summary Section—Lazard US High Yield ETF—Management—Portfolio Managers/Analysts” section in the LAE Prospectus:

Gordon McKemie, portfolio manager/analyst on the Investment Manager’s Fixed Income team, has been with the Portfolio since inception in 2026. He has been with the Predecessor Portfolio since May 2026.

John R. Senesac, Jr., portfolio manager/analyst on the Investment Manager’s Fixed Income team, has been with the Portfolio since inception in 2026. He has been with the Predecessor Portfolio since February 2024.

Kyle Lanphear, portfolio manager/analyst on the Investment Manager’s Fixed Income team, has been with the Predecessor Portfolio since October 2026.

Effective immediately, the following replaces the “Summary Section—Lazard US High Yield Portfolio—Management—Portfolio Managers/Analysts” section in the LFI Prospectus:

Gordon McKemie, portfolio manager/analyst on the Investment Manager’s Fixed Income team, has been with the Portfolio since May 2026.

John R. Senesac, Jr., portfolio manager/analyst on the Investment Manager’s Fixed Income team, has been with the Portfolio since February 2024.

Kyle Lanphear, portfolio manager/analyst on the Investment Manager’s Fixed Income team, has been with the Portfolio since October 2026.

Effective immediately, the following supersedes and replaces any contrary information in the “Fund Management—Portfolio Management” section in the LAE Prospectus:

US High Yield ETF—Gordon McKemie, John R. Senesac, Jr. (each since inception in 2026) and Kyle Lanphear (since 2026). Mr. McKemie (since 2026), Mr. Senesac (since 2024) and Mr. Lanphear (since 2026) managed the Portfolio’s predecessor portfolio prior to its reorganization into an ETF.

Effective immediately, the following supersedes and replaces any contrary information in the “Fund Management—Portfolio Management” section in the LFI Prospectus:

US High Yield Portfolio—Gordon McKemie (since 2026), John R. Senesac, Jr. (since 2024) and Kyle Lanphear (since 2026)

Effective immediately, the following is added to the “Fund Management—Biographical Information of Portfolio Management Team” section in the LAE Prospectus and LFI Prospectus, respectively:

Kyle Lanphear, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s Fixed Income team. He began working in the investment field in 2006. Prior to joining Lazard in 2026, he was a Portfolio Manager and Analyst with CINCAP Investment Group. Previously, he held various roles at J.P. Morgan Asset Management and Credit Suisse Securities (USA) LLC.

Dated: October 28, 2026

Please retain this supplement for future reference.

LAZARD ACTIVE ETF TRUST (“LAE”)	THE LAZARD FUNDS, INC. (“LFI”)
Lazard US High Yield ETF	Lazard US High Yield Portfolio

Supplement to Current Statements of Additional Information

Effective immediately, the following information supplements the information under the tables in “Management—Accounts Managed by the Portfolio Managers” in each Statement of Additional Information:

Portfolio Manager	Registered Investment Companies ($)	Other Pooled Investment Vehicles ($)	Other Accounts ($)
Kyle Lanphear#	N/A	N/A	N/A

#	As of September 30, 2026.

Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees ($)
Kyle Lanphear#	N/A	N/A

#	As of September 30, 2026.

Effective immediately, the following information supplements the information under the table in the “Management—Portfolio Managers—Portfolio Manager Ownership of Portfolio and Other Accounts Shares” section of the LAE Statement of Additional Information:

As of September 30, 2026, Kyle Lanphear did not own beneficially interests in the Lazard US High Yield ETF or other accounts.

Effective immediately, the following information supplements the information under the table in the “Management—Portfolio Managers—Portfolio Manager Ownership of Portfolio and Other Accounts Shares” section of the LFI Statement of Additional Information:

As of September 30, 2026, Kyle Lanphear did not own beneficially interests in the Lazard US High Yield Portfolio or other accounts.

Dated: October 28, 2026

Please retain this supplement for future reference.